COMMITMENTS AND CONTINGENCIES (Narrative) (Details)				1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2016 USD ($)	Jan. 04, 2016 USD ($)	Jan. 02, 2016 USD ($)	Jun. 30, 2016 USD ($) ft²	Dec. 31, 2015 USD ($) ft²	Jun. 30, 2016 USD ($) ft²	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)	Oct. 02, 2015 USD ($)	Jul. 31, 2015 USD ($) ft²	Jan. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Future anticipated minimum lease payments due in 2016					$ 168,781			$ 168,781
Future anticipated minimum lease payments due in 2017					122,390			122,390
Rent expense						$ 80,732	$ 48,273	120,162	$ 77,543
Cash payment for acquisition						100,000
Aggregate purchase price						217,268
Chief Executive Officer [Member] | Executive Employment Agreement [Member]
Operating Leased Assets [Line Items]
Base salary to be paid to related party				$ 75,000	$ 75,000	75,000		75,000		$ 125,000	$ 96,000	$ 77,500
Initial term of employment agreement with related party				3 years	3 years
Officer's base salary				$ 95,000
Websites [Member]
Operating Leased Assets [Line Items]
Future anticipated minimum lease payments due in 2016				78,000	$ 106,000	78,000		106,000
Future anticipated minimum lease payments due in 2017				93,000	33,000	93,000		33,000
Future anticipated minimum lease payments due in 2018				55,000		55,000
Future contingent milestone payments				$ 10,000	$ 40,000	10,000		40,000
Cash payment for acquisition	$ 15,000	$ 100,000						164,550	$ 84,060
Acquisition milestone payments						$ 88,000	$ 58,363
Aggregate purchase price	$ 15,000		$ 250,000
Monthly payment percenage of net revenues		30.00%
Balance payment of acquisition		$ 150,000
Unrelated Third Party [Member]
Operating Leased Assets [Line Items]
Cash payment for acquisition								$ 5,000
4900 Linton Boulevard, Bay 17A, Delray Beach, FL Property [Member]
Operating Leased Assets [Line Items]
Area of real estate space | ft²				2,150	2,150	2,150		2,150
Lease terms						36 months		36 months
Monthly base rent owed per operating lease agreement				$ 2,329	$ 2,329	$ 2,329		$ 2,329
Period of monthly base rent						12 months		12 months
Percentage of escalation in monthly base rent				3.00%	3.00%	3.00%		3.00%
Lease expiration date						Aug. 25, 2014		Aug. 25, 2014
Security deposit				$ 3,865	$ 3,865	$ 3,865		$ 3,865
First month's prepaid rent						3,865		3,865
Last month's prepaid rent				4,015	4,015	4,015		4,015
Monthly common area maintenance				$ 1,317	1,317	$ 1,317		$ 1,317
Period of monthly common area maintenance						12 months		12 months
Percentage of escalation in monthly common area maintenance						4.00%		4.00%
6400 Congress Avenue, Suite 2050, Boca Raton, Florida Property [Member]
Operating Leased Assets [Line Items]
Area of real estate space | ft²				4,450		4,450					4,450
Monthly base rent owed per operating lease agreement				$ 8,978	$ 8,978	$ 8,978		$ 8,978
Period of monthly base rent						12 months		12 months
Percentage of escalation in monthly base rent				3.00%	3.00%	3.00%		3.00%
Lease expiration date						Aug. 25, 2014		Aug. 25, 2014
Security deposit				$ 2,500	$ 2,500	$ 2,500		$ 2,500